Consolidated Statements of Cash Flows - CAD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Operating activities
Net earnings		$ 1,369,072	$ 1,117,862
Adjustments for:
Amortization, depreciation and impairment		510,570	565,692
Deferred income tax (recovery) expense		(25,934)	6,170
Foreign exchange loss (gain)		3,950	(7,956)
Share-based payment costs		45,592	37,358
Gain on leases termination		(2,186)	0
Loss on sale of business		0	1,266
Net change in non-cash working capital items		214,864	218,164
Cash provided by operating activities		2,115,928	1,938,556
Investing activities
Net change in short-term investments		446	8,414
Business acquisitions (considering the bank overdraft assumed and cash acquired)		(98,926)	(269,585)
Proceeds from sale of business		0	2,647
Purchase of property, plant and equipment		(121,806)	(128,478)
Additions to contract costs		(65,001)	(72,845)
Additions to intangible assets		(113,934)	(114,112)
Purchase of long-term investments		(6,957)	(10,594)
Proceeds from sale of long-term investments		8,631	12,100
Cash used in investing activities		(397,547)	(572,453)
Financing activities
Net change in unsecured committed revolving credit facility		0	(334,370)
Increase of long-term debt		1,885,262	1,807,167
Repayment of long-term debt		(1,888,777)	(106,496)
Payment of lease liabilities		(169,674)	(175,320)
Repayment of debt assumed in business acquisitions		0	(28,281)
Payment for remaining shares of Acando	[1]	0	(23,123)
Settlement of derivative financial instruments		(6,992)	(3,903)
Purchase of Class A subordinate voting shares held in trusts		(31,404)	(55,287)
Purchase and cancellation of Class A subordinate voting shares		(1,502,824)	(1,043,517)
Issuance of Class A subordinate voting shares		61,133	57,302
Cash (used in) provided by financing activities		(1,653,276)	94,172
Effect of foreign exchange rate changes on cash and cash equivalents		(73,884)	33,879
Net (decrease) increase in cash and cash equivalents		(8,779)	1,494,154
Cash and cash equivalents, beginning of year		1,707,985	213,831
Cash and cash equivalents, end of year		$ 1,699,206	$ 1,707,985

[1]	Related to a business acquisition made during the year ended September 30, 2019.